Short-Term Loans (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Oct. 16, 2024	Jul. 19, 2023	Oct. 31, 2022
Short-Term Loans [Line Items]
Outstanding principal amount					$ 60,000
Unsecured loan			$ 45,000
Annual interest rate	3.50%		3.00%
Maturity date	June 30, 2025
Borrowings	$ 3,000
Credit Facility Agreements Term		3 years
Bank Hapoalim B.M.[Member]
Short-Term Loans [Line Items]
Unsecured loan				$ 25,000
Annual interest rate				3.00%
Goldman Sachs International [Member]
Short-Term Loans [Line Items]
Unsecured loan	$ 250